Segment reporting (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:		For the Year Ended March 31,
Reportable segments		Global Generics						PSAI						Proprietary Products
		2020		2019		2018		2020		2019		2018		2020		2019		2018
Revenues (1) (2)	Rs.	138,123	Rs.	122,903	Rs.	114,014	Rs.	25,747	Rs.	24,140	Rs.	21,992	Rs.	7,949	Rs.	4,750	Rs.	4,245
Gross profit	Rs.	78,449	Rs.	71,924	Rs.	67,190	Rs.	6,190	Rs.	6 ,128	Rs.	4,446	Rs.	7,744	Rs.	4,182	Rs.	3,799
Selling, general and administrative expenses
Research and development expenses
Impairment of non-current assets
Other income, net
Results from operating activities
Finance income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax (expense)/benefit, net
Profit for the year

[Continued on next page]

[Continued from above table, first column repeated]

Segment information:	For the Year Ended March 31,
Reportable segments	Others						Total
	2020		2019		2018		2020		2019		2018
Revenues (1) (2)	Rs.	2,781	Rs.	2,058	Rs.	1,777	Rs.	174,600	Rs.	153,851	Rs.	142,028
Gross profit	Rs.	1,626	Rs.	1,196	Rs.	869	Rs.	94,009	Rs.	83,430	Rs.	76,304
Selling, general and administrative expenses								50,129		48,714		46,858
Research and development expenses								15,410		15,573		18,265
Impairment of non-current assets								16,767		210		52
Other income, net								(4,290)		(1,955)		(788)
Results from operating activities							Rs.	15,993	Rs.	20,888	Rs.	11,917
Finance income, net								1,478		1,117		2,080
Share of profit of equity accounted investees, net of tax								561		438		344
Profit before tax							Rs.	18,032	Rs.	22,443	Rs.	14,341
Tax (expense)/benefit, net								1,466		(3,648)		(4,535)
Profit for the year							Rs.	19,498	Rs.	18,795	Rs.	9,806

(1)	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).

(2)	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.

Tabulated below are the details of excise duty included in revenues:

	For the Year Ended March 31,
	2020	2019		2018
Excise duty included in revenues	-	-	Rs.	173

Analysis of revenues by geography [Table Text block]
Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2020		2019		2018
India	Rs.	32,089	Rs.	28,804	Rs.	25,209
United States		76,028		69,299		68,124
Russia		16,900		15,299		12,610
Others		49,583		40,449		36,085
	Rs.	174,600	Rs.	153,851	Rs.	142,028

Analysis of revenues within the Global Generics segment [Table Text Block]
Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2020		2019		2018
Nervous System	Rs.	26,825	Rs.	19,726	Rs.	17,347
Gastrointestinal		19,394		19,250		19,153
Oncology		18,245		18,357		16,999
Cardiovascular		14,729		15,106		16,501
Pain Management		13,808		13,806		12,898
Respiratory		10,433		8,130		6,205
Anti-Infective		9,402		7,073		6,557
Others		25,287		21,455		18,354
Total	Rs.	138,123	Rs.	122,903	Rs.	114,014

Analysis of revenues within the PSAI segment [Table Text Block]
Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2020		2019		2018
Cardiovascular	Rs.	8,567	Rs.	7,019	Rs.	6,191
Pain Management		5,073		3,364		3,228
Nervous System		2,797		2,741		2,331
Oncology		1,798		2,212		1,650
Dermatology		1,370		1,622		1,606
Anti-Infective		1,097		1,247		1,968
Others		5,045		5,935		5,018
Total	Rs.	25,747	Rs.	24,140	Rs.	21,992

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)[Table Text Block]
The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2020		2019
India	Rs.	55,083	Rs.	57,205
Switzerland		18,204		33,536
United States		7,065		7,013
Germany		1,435		2,103
Others		5,010		5,241
	Rs.	86,797	Rs.	105,098

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) [Table Text Block]
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2020		2019
India	Rs.	5,519	Rs.	5,341
Switzerland		1,025		1,112
United States		241		206
Others		688		787
	Rs.	7,473	Rs.	7,446

Disclosure of Analysis of depreciation and amortization, included in cost of revenues [Table Text Block]
Analysis of depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2020		2019		2018
Global Generics	Rs.	3,666	Rs.	3,791	Rs.	3,606
PSAI		2,804		2,906		2,923
Proprietary Products		-		-		-
Others		71		71		66
	Rs.	6,541	Rs.	6,768	Rs.	6,595